Financial instruments - Notional, average contract rates and maturities (Details) € in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 GBP (£)	Sep. 30, 2021 SEK (kr)	Sep. 30, 2020 CAD ($)
USD/INR
Disclosure of detailed information about hedges [line items]
Notional amount	$ 146,367
USD/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	76.52%	76.52%	76.52%	76.52%	76.52%
USD/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	82.88%	82.88%	82.88%	82.88%	82.88%
CAD/INR
Disclosure of detailed information about hedges [line items]
Notional amount		$ 266,077
CAD/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	59.50%	59.50%	59.50%	59.50%	59.50%
CAD/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	63.87%	63.87%	63.87%	63.87%	63.87%
EUR/INR
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 86,244
EUR/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	92.21%	92.21%	92.21%	92.21%	92.21%
EUR/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	99.38%	99.38%	99.38%	99.38%	99.38%
GBP/INR
Disclosure of detailed information about hedges [line items]
Notional amount | £				£ 70,552
GBP/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	102.82%	102.82%	102.82%	102.82%	102.82%
GBP/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	111.37%	111.37%	111.37%	111.37%	111.37%
SEK/INR
Disclosure of detailed information about hedges [line items]
Notional amount | kr					kr 151,588
SEK/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	8.60%	8.60%	8.60%	8.60%	8.60%
SEK/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	9.04%	9.04%	9.04%	9.04%	9.04%
EUR/GBP
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 31,955
EUR/GBP | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	0.89%	0.89%	0.89%	0.89%	0.89%
EUR/GBP | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	0.89%	0.89%	0.89%	0.89%	0.89%
EUR/MAD
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 32,196
EUR/MAD | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	10.67%	10.67%	10.67%	10.67%	10.67%
EUR/MAD | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	10.99%	10.99%	10.99%	10.99%	10.99%
EUR/CZK
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 17,704
EUR/CZK | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	26.63%	26.63%	26.63%	26.63%	26.63%
EUR/CZK | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	26.81%	26.81%	26.81%	26.81%	26.81%
EUR/SEK
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 19,185
EUR/SEK | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	10.66%	10.66%	10.66%	10.66%	10.66%
EUR/SEK | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	10.75%	10.75%	10.75%	10.75%	10.75%
Others
Disclosure of detailed information about hedges [line items]
Notional amount		$ 60,293
At fair value
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		19,375				$ 18,308
At fair value | USD/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		4,002				2,473
At fair value | CAD/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		882				6,196
At fair value | EUR/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		6,650				4,731
At fair value | GBP/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		2,390				4,522
At fair value | SEK/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						477
Hedged item, liabilities		10
At fair value | EUR/GBP
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		1,033
Hedged item, liabilities						1,210
At fair value | EUR/MAD
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		2,064				2,534
At fair value | EUR/CZK
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		758
Hedged item, liabilities						1,039
At fair value | EUR/SEK
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		1,396				120
At fair value | Others
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		$ 210
Hedged item, liabilities						$ 496